LOANS AND OTHER FINANCING - Composition of loan portfolio (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
LOANS AND OTHER FINANCING
Total	$ 155,474,329	$ 159,085,216
Loans and other financing [member]
LOANS AND OTHER FINANCING
Allowance for loan losses	(10,047,819)	(12,716,399)
Promissory Notes [member]
LOANS AND OTHER FINANCING
Total	37,974,074	28,656,888
Unsecured corporate loans [member]
LOANS AND OTHER FINANCING
Total	13,049,322	23,487,929
Overdrafts
LOANS AND OTHER FINANCING
Total	5,198,404	3,769,061
Mortgages [member]
LOANS AND OTHER FINANCING
Total	15,868,279	16,690,882
Automobile and other secured loans [member]
LOANS AND OTHER FINANCING
Total	3,918,447	2,856,107
Personal loans
LOANS AND OTHER FINANCING
Total	31,287,539	31,883,579
Credit card loans
LOANS AND OTHER FINANCING
Total	31,062,063	29,658,158
Foreign Trade Loans [member]
LOANS AND OTHER FINANCING
Total	13,753,659	19,690,216
Other financings [member]
LOANS AND OTHER FINANCING
Total	3,927,219	6,313,364
Other receivables from financial transactions [member]
LOANS AND OTHER FINANCING
Total	3,212,283	3,984,127
Receivables from financial leases [member]
LOANS AND OTHER FINANCING
Total	6,270,859	4,811,304
Sub Total [member]
LOANS AND OTHER FINANCING
Total	165,522,148	171,801,615
Stage 1
LOANS AND OTHER FINANCING
Total	143,239,532	142,819,390
Stage 1 | Loans and other financing [member]
LOANS AND OTHER FINANCING
Allowance for loan losses	(1,825,277)	(2,801,943)
Stage 1 | Promissory Notes [member]
LOANS AND OTHER FINANCING
Total	37,128,510	27,514,098
Stage 1 | Unsecured corporate loans [member]
LOANS AND OTHER FINANCING
Total	11,278,606	18,728,720
Stage 1 | Overdrafts
LOANS AND OTHER FINANCING
Total	4,941,421	3,071,077
Stage 1 | Mortgages [member]
LOANS AND OTHER FINANCING
Total	14,335,616	11,916,818
Stage 1 | Automobile and other secured loans [member]
LOANS AND OTHER FINANCING
Total	3,238,977	1,852,825
Stage 1 | Personal loans
LOANS AND OTHER FINANCING
Total	24,848,123	28,749,130
Stage 1 | Credit card loans
LOANS AND OTHER FINANCING
Total	26,960,062	26,294,177
Stage 1 | Foreign Trade Loans [member]
LOANS AND OTHER FINANCING
Total	9,859,886	14,427,056
Stage 1 | Other financings [member]
LOANS AND OTHER FINANCING
Total	3,601,638	4,971,812
Stage 1 | Other receivables from financial transactions [member]
LOANS AND OTHER FINANCING
Total	3,058,661	3,843,013
Stage 1 | Receivables from financial leases [member]
LOANS AND OTHER FINANCING
Total	5,813,309	4,252,607
Stage 1 | Sub Total [member]
LOANS AND OTHER FINANCING
Total	145,064,809	145,621,333
Stage 2
LOANS AND OTHER FINANCING
Total	9,658,012	11,863,573
Stage 2 | Loans and other financing [member]
LOANS AND OTHER FINANCING
Allowance for loan losses	(2,642,379)	(3,001,823)
Stage 2 | Promissory Notes [member]
LOANS AND OTHER FINANCING
Total	672,216	922,027
Stage 2 | Unsecured corporate loans [member]
LOANS AND OTHER FINANCING
Total	432,712	1,197,805
Stage 2 | Overdrafts
LOANS AND OTHER FINANCING
Total	139,929	240,830
Stage 2 | Mortgages [member]
LOANS AND OTHER FINANCING
Total	1,211,860	3,197,483
Stage 2 | Automobile and other secured loans [member]
LOANS AND OTHER FINANCING
Total	407,569	471,548
Stage 2 | Personal loans
LOANS AND OTHER FINANCING
Total	3,872,005	2,192,557
Stage 2 | Credit card loans
LOANS AND OTHER FINANCING
Total	2,673,520	2,776,595
Stage 2 | Foreign Trade Loans [member]
LOANS AND OTHER FINANCING
Total	2,196,320	2,392,460
Stage 2 | Other financings [member]
LOANS AND OTHER FINANCING
Total	242,459	1,095,063
Stage 2 | Other receivables from financial transactions [member]
LOANS AND OTHER FINANCING
Total	40,314	51,000
Stage 2 | Receivables from financial leases [member]
LOANS AND OTHER FINANCING
Total	411,487	328,028
Stage 2 | Sub Total [member]
LOANS AND OTHER FINANCING
Total	12,300,391	14,865,396
Stage 3
LOANS AND OTHER FINANCING
Total	2,576,785	4,402,253
Stage 3 | Loans and other financing [member]
LOANS AND OTHER FINANCING
Allowance for loan losses	(5,580,163)	(6,912,633)
Stage 3 | Promissory Notes [member]
LOANS AND OTHER FINANCING
Total	173,348	220,763
Stage 3 | Unsecured corporate loans [member]
LOANS AND OTHER FINANCING
Total	1,338,004	3,561,404
Stage 3 | Overdrafts
LOANS AND OTHER FINANCING
Total	117,054	457,154
Stage 3 | Mortgages [member]
LOANS AND OTHER FINANCING
Total	320,803	1,576,581
Stage 3 | Automobile and other secured loans [member]
LOANS AND OTHER FINANCING
Total	271,901	531,734
Stage 3 | Personal loans
LOANS AND OTHER FINANCING
Total	2,567,411	941,892
Stage 3 | Credit card loans
LOANS AND OTHER FINANCING
Total	1,428,481	587,386
Stage 3 | Foreign Trade Loans [member]
LOANS AND OTHER FINANCING
Total	1,697,453	2,870,700
Stage 3 | Other financings [member]
LOANS AND OTHER FINANCING
Total	83,122	246,489
Stage 3 | Other receivables from financial transactions [member]
LOANS AND OTHER FINANCING
Total	113,308	90,114
Stage 3 | Receivables from financial leases [member]
LOANS AND OTHER FINANCING
Total	46,063	230,669
Stage 3 | Sub Total [member]
LOANS AND OTHER FINANCING
Total	$ 8,156,948	$ 11,314,886